Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Leases
Remainder of 2023	$ 20,722	$ 281,050
2024	74,402	69,309
2025	17,444	17,444
Total Lease payments	112,568	367,803
Less: Interest	(3,711)	(9,634)
Present Value of Lease Liabilities	$ 108,857	$ 358,169